Investment Strategy	Apr. 29, 2026
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments, including depositary receipts, that have economic characteristics similar to such securities.
The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, the Fund will invest a percentage of its net assets in investments that are economically tied to countries other than the U.S. in an amount equal to at least the lesser of (a) 40%, unless market conditions are not deemed favorable, in which case, at least 30%, or (b) the percentage of foreign issuers represented in the MSCI World Index minus 10%. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts and options.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to mitigate risk and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund may invest in the securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
In selecting investments for the Fund, the portfolio manager applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies. There is no attempt to mirror the composition of the Fund’s benchmark index.
The portfolio manager looks for companies that are believed to (i) possess sustainable competitive advantages that provide opportunities for long-term growth; (ii) have management teams that are strong capital allocators and efficient operators; and (iii) be attractively priced in relation to their intrinsic value.
As part of a comprehensive assessment of a company’s valuation, the portfolio management team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team assesses valuation in the context of a business's economics, which includes, among other things, its future earnings prospects as forecasted by the team over the next 3-5 years, and will consider investing when expected returns and risk-reward characteristics are attractive.
The portfolio management team will typically sell a security under the following conditions: (a) where the price of the security increases to a level that it considers to be at or near its intrinsic value, (b) where there are more attractive opportunities, or (c) where the original investment thesis for a company is no longer valid.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio manager may also consider both qualitative and quantitative environmental, social and governance (“ESG”)  factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio manager's assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio manager may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio manager may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.

Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a small-capitalization issuer to be one that has a market capitalization no larger than the market capitalization of the largest capitalized issuer included in the MSCI ACWI Small Cap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock.
The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund can also invest in depositary receipts, rights and warrants. The Fund may invest up to 10% of its net assets in warrants.
The Fund can invest without limit in foreign securities in any country, including countries located in emerging markets, i.e., those that are generally in the early stages of their industrial cycles, as well as in developed markets. Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, the Fund will invest a percentage of its net assets in investments that are economically tied to countries other than the U.S. in an amount equal to at least the lesser of (a) 40%, unless market conditions are not deemed favorable, in which case, at least 30%, or (b) the percentage of foreign issuers represented in the MSCI ACWI Small Cap Index minus 10%. The Fund may invest in securities denominated in U.S. dollars or local foreign currencies.
The Fund may invest up to 10% of its net assets in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund can invest in derivative instruments, including forward foreign currency contracts. The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting investments for the Fund, the portfolio managers take a long-term time horizon with a focus on a disciplined investment process and an emphasis on balanced portfolio construction. The portfolio managers seek to achieve a balanced portfolio through the diversification of securities that are balanced between size, style and factor risk. The portfolio managers apply a bottom-up, fundamental research investment process comprised of bottom-up due diligence and value analysis. Stock selection is based on a rigorous analytical process that seeks to select the right company (a quality business with a sustainable financial framework, a competitive advantage and good governance), at the right time to buy (when the price is not reflective of the intrinsic value and there is potential for value creation over time), that is a right fit for the portfolio (attractive relative to existing holdings, conducive to maintaining the balance of the overall portfolio and/or reduces portfolio risk).
The portfolio management team will typically sell a security when a more attractive opportunity has been identified that the portfolio managers believe provide a better fit for the portfolio or where the portfolio managers lose confidence in the fundamentals or valuation.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Invesco International Small Company Fund | Invesco International Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund considers a small-capitalization issuer to be one that has a market capitalization no larger than the market capitalization of the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest up to 40% of its net assets in securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to seek to hedge against downside risk.
In selecting investments for the Fund, the portfolio managers take a long-term time horizon with a focus on a disciplined investment process and an emphasis on balanced portfolio construction. The portfolio managers seek to achieve a balanced portfolio through the diversification of securities that are balanced between size, style and factor risk. The portfolio managers apply a bottom-up, fundamental research investment process comprised of bottom-up due diligence and value analysis. Stock selection is based on a rigorous analytical process that seeks to select the right company (a quality business with a sustainable financial framework, a competitive advantage and good governance), at the right time to buy (when the price is not reflective of the intrinsic value and there is potential for value creation over time), that is a right fit for the portfolio (attractive relative to existing holdings, conducive to maintaining the balance of the overall portfolio and/or reduces portfolio risk).
The portfolio management team will typically sell a security when a more attractive opportunity has been identified that the portfolio managers believe provide a better fit for the portfolio or where the portfolio managers lose confidence in the fundamentals or valuation.

INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity securities in which the Fund invests is common stock.
The Fund considers a small-capitalization issuer to be one that has a market capitalization no larger than the market capitalization of the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may also invest up to 25% of its net assets in foreign securities.
In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that calibrates the Fund’s sector-related exposure relative to the Russell 2000® Index, which the portfolio managers believe generally represents the small-cap core asset class. The Fund uses this index as a guide in structuring and reviewing the portfolio, but the Fund is not an index fund that seeks to replicate the performance of the index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
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Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
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Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
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Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.